ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
8.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets consist of the following:

	As of December 31,
	2017	2018
	US$	US$

Trade name/domain name	15,291,990	14,470,842
Non-compete agreements	9,513,676	9,002,811
Online platform	1,285,326	1,216,307
Customer relationship	26,158,110	24,753,474
Total	52,249,102	49,443,434
Less: Accumulated amortization	(22,219,546)	(22,148,435)
Less: Accumulated impairment	(19,765,615)	(27,294,999)
Acquired intangible assets, net	10,263,941	-

The movement of acquired intangible assets for the years ended December 31, 2017 and 2018 is as follows:

US$

Balance as of January 1, 2017	36,274,238
Amortization	(8,359,386)
Foreign currency translation adjustment	2,114,704
Impairment	(19,765,615)
Balance as of December 31, 2017	10,263,941

Amortization	(1,171,219)
Foreign currency translation adjustment	(455,508)
Impairment	(8,637,214)
Balance as of December 31, 2018	-

The amortization expense of acquired intangible assets was $8,640,885, $8,359,386 and $1,171,219 for the years ended December 31, 2016, 2017 and 2018, respectively. Impairment loss of $nil, $19,765,615 and $8,637,214 was provided by the Group for the years ended December 31, 2016, 2017 and 2018, respectively.

During the year ended December 31, 2018, the Group provided impairment loss of $5,566,496, $350,189 and $2,720,529 for Trade name/domain name, Online platform and Customer relationship, respectively, to write down the carrying amount to their fair value respectively (Note 15).